UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
 (Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
 (Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

ValueShares U.S. Quantitative Value ETF

ValueShares International Quantitative Value ETF

MomentumShares U.S. Quantitative Momentum ETF

MomentumShares International Quantitative Momentum ETF

Semi-Annual Report

March 31, 2016

ALPHA ARCHITECT ETF TRUST

ValueShares U.S. Quantitative Value ETF
Portfolio Allocation
As of March 31, 2016 (Unaudited)

Sector	% of Net Assets
Manufacturing	49.7%
Retail Trade	30.3%
Wholesale Trade	5.1%
Finance and Insurance	4.8%
Professional, Scientific, and Technical Services	2.7%
Agriculture, Forestry, Fishing and Hunting	2.6%
Information Technology	2.5%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Other Assets	0.2%
100.0%

ValueShares International Quantitative Value ETF
Portfolio Allocation
As of March 31, 2016 (Unaudited)

Sector	% of Net Assets
Industrials	16.2%
Materials	10.8%
Consumer Discretionary	10.6%
Machinery	6.5%
Electrical Equipment	6.4%
Automobile & Components	6.3%
Automobiles	6.2%
Information Technology	4.8%
Air Freight & Logistics	4.6%
Software Services	2.5%
Oil & Gas & Consumable Fuels	2.5%
Mining	2.4%
Internet Based Services	2.4%
Hotels, Restaurants & Leisure	2.4%
Metal Ore Mining	2.2%
Arts, Entertainment & Recreation	2.2%
Household Products	2.1%
Construction	2.1%
Health Care	2.1%
Utilities	2.0%
Energy Equipment and Services	1.8%
Other Assets	0.9%
100.0%

MomentumShares U.S. Quantitative Momentum ETF
Portfolio Allocation
As of March 31, 2016 (Unaudited)

Sector	% of Net Assets
Manufacturing	31.3%
Information	18.3%
Finance and Insurance	12.3%
Transportation and Warehousing	5.9%
Professional, Scientific, and Technical Services	5.9%
Arts, Entertainment, and Recreation	4.5%
Accommodation and Food Services	4.0%
Utilities	4.0%
Retail Trade	3.8%
Health Care and Social Assistance	2.1%
Wholesale Trade	2.0%
Health Care	1.9%
Administrative and Support and Waste Management and Remediation Services	1.9%
Consumer Discretionary	1.9%
Other Assets	0.2%
100.0%

MomentumShares International Quantitative Momentum ETF
Portfolio Allocation
As of March 31, 2016 (Unaudited)

Sector	% of Net Assets
Industrials	20.0%
Consumer Discretionary	17.3%
Health Care	13.6%
Information Technology	9.1%
Utilities	4.4%
Telecommunications	4.3%
Materials	4.2%
Household Products	4.2%
Consumer Staples	2.6%
Aerospace and Defense	2.3%
Technology	2.3%
Electrical Equipment	2.2%
Industrial	2.2%
Real Estate	2.1%
Computer & Electronic Products	2.1%
Retail	2.1%
Mining	2.0%
Arts, Entertainment & Recreation	2.0%
Other Assets	1.0%
100.0%

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Agriculture, Construction, and Mining Machinery Manufacturing - 4.7%
16,388	Dril-Quip, Inc.	$992,457
33,792	FMC Technologies, Inc.	924,549
		1,917,006
Architectural, Engineering, and Related Services - 2.7%
20,413	Fluor Corp.	1,096,178
Basic Chemical Manufacturing - 2.0%
17,731	Westlake Chemical Corp.	820,945
Clothing Stores - 11.8%
62,707	American Eagle Outfitters, Inc.	1,045,326
14,539	Dillards, Inc. Class A	1,234,507
38,490	The Gap, Inc.	1,131,606
42,116	Urban Outfitters, Inc.	1,393,618
		4,805,057
Communications Equipment Manufacturing - 5.2%
35,518	Cisco Systems, Inc.	1,011,198
19,593	InterDigital, Inc.	1,090,350
		2,101,548
Computer and Peripheral Equipment Manufacturing - 11.7%
9,069	Apple, Inc.	988,430
106,881	Brocade Communications Systems, Inc.	1,130,801
36,699	NetApp, Inc.	1,001,516
26,565	Seagate Technology PLC (a)	915,164
16,167	Western Digital Corp.	763,729
		4,799,640
Department Stores - 2.3%
20,209	Kohl’s Corp.	941,941
Drugs and Druggists’ Sundries Merchant Wholesalers - 2.4%
25,575	Nu Skin Enterprises, Inc. Class A	978,244
Electronics and Appliance Stores - 5.2%
32,078	Best Buy Co., Inc.	1,040,610
34,704	GameStop Corp. Class A	1,101,158
		2,141,768
Home Furnishings Stores - 2.4%
20,170	Bed Bath & Beyond, Inc.	1,001,239
Insurance Carriers - 4.8%
8,949	Aetna, Inc.	1,005,420
6,958	Anthem, Inc.	967,093
		1,972,513
Motor Vehicle Body and Trailer Manufacturing - 5.4%
11,292	Polaris Industries, Inc.	1,112,036
17,166	Thor Industries, Inc.	1,094,676
		2,206,712

The accompanying notes are an integral part of these financial statements

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.6%
26,461	Garmin Ltd. (a)	$1,057,382
Other Electrical Equipment and Component Manufacturing - 2.7%
20,345	Emerson Electric Co.	1,106,361
Other Fabricated Metal Product Manufacturing - 2.7%
20,271	Crane Co.	1,091,796
Other General Merchandise Stores - 2.7%
24,747	Big Lots, Inc.	1,120,792
Other General Purpose Machinery Manufacturing - 2.4%
26,655	ITT Corp.	983,303
Petroleum and Coal Products Manufacturing - 4.0%
24,288	Hollyfrontier Corp.	857,852
27,498	Western Refining, Inc.	799,917
		1,657,769
Pharmaceutical and Medicine Manufacturing - 3.8%
9,540	Gilead Sciences, Inc.	876,344
6,196	United Therapeutics Corporation	690,420
		1,566,764
Poultry and Egg Production - 2.6%
20,779	Cal-Maine Foods, Inc.	1,078,638
Printing and Related Support Activities - 2.7%
17,722	Deluxe Corp.	1,107,448
Rubber Product Manufacturing - 2.3%
25,349	Cooper Tire & Rubber Co.	938,420
Shoe Stores - 2.7%
40,324	DSW, Inc.	1,114,555
Sporting Goods, Hobby, and Musical Instrument Stores - 3.2%
27,714	Dicks Sporting Goods, Inc.	1,295,630
Support Activities for Mining - 2.1%
25,864	Oceaneering International, Inc.	859,719
Wholesale Electronic Markets and Agents and Brokers - 2.7%
14,440	Tech Data Corp.	1,108,559
	TOTAL COMMON STOCKS (Cost $44,273,348)	$40,869,927
	TOTAL INVESTMENTS - 99.8% (Cost $44,273,348)	$40,869,927
	Other Assets in Excess of Liabilities - 0.2%	87,765
	TOTAL NET ASSETS - 100.0%	$40,957,692

Percentages are stated as a percent of net assets.

(a) Foreign issued security.

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Australia - 4.8%
17,890	Flight Centre Travel Group Ltd.	$592,836
185,318	Qantas Airways Ltd.	578,164
		1,171,000
Austria - 2.4%
10,886	ANDRITZ AG	597,744
Belgium - 2.4%
20,999	bpost S.A.	583,392
Finland - 4.6%
23,268	Metso OYJ	555,217
30,859	UPM-Kymmene OYJ	559,023
		1,114,240
France - 6.6%
2,806	Christian Dior Se	508,957
15,485	Faurecia	586,672
84,702	Technicolor SA	529,140
		1,624,769
Germany - 6.7%
11,618	Aurubis AG	578,117
11,514	Osram Licht AG	593,577
37,705	RWE AG	488,040
		1,659,734
Japan - 51.7%
14,500	Bridgestone Corp.	541,761
83,600	Citizen Holdings Co., Ltd.	473,915
29,200	Colopl, Inc.	623,463
120,000	EBARA Corp.	501,133
14,700	Fuji Heavy Industries Ltd.	519,193
51,200	HASEKO Corp.	476,766
25,400	Heiwa Corp.	526,529
19,600	Hitachi High-Technologies Corp.	552,064
49,300	Hitachi Metals Ltd.	508,573
14,700	HOYA Corp.	559,160
33,300	Mazda Motor Corp.	516,757
76,000	Minebea Co.	592,901
52,000	Mitsubishi Electric Corp.	544,973
65,900	MITSUBISHI MOTORS Corp.	493,613
15,900	mixi., Inc.	590,537
9,800	NITTO DENKO CORP.	544,836

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
56,400	NSK Ltd.	$516,167
65,700	Panasonic Corp.	603,323
50,000	Rakuten, Inc.	482,252
128,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	528,855
31,500	THK Co., Ltd.	581,047
128,000	TOSOH CORP.	537,954
28,600	Toyo Tire & Rubber Co., Ltd.	426,923
46,200	YOKOGAWA ELECTRIC CORP.	477,415
		12,720,110
Netherlands - 2.1%
13,235	Koninklijke Boskalis Westminster NV	520,252
Norway - 4.5%
146,584	Norsk Hydro ASA	603,541
13,277	Yara International ASA	499,650
		1,103,191
Spain - 4.1%
24,695	Compania de Distribucion Integral Logista Holdings, S.A.	558,076
15,848	Tecnicas Reunidas S.A.	445,878
		1,003,954
United Kingdom - 9.2%
17,922	Dialog Semiconductor PLC	709,183
24,991	GlaxoSmithKline PLC	506,812
19,417	Rio Tinto PLC	545,342
11,003	The Berkeley Group Holdings PLC	508,540
		2,269,877
	TOTAL COMMON STOCKS (Cost $24,258,502)	$24,368,263
	TOTAL INVESTMENTS - 99.1% (Cost $24,258,502)	$24,368,263
	Other Assets in Excess of Liabilities - 0.9%	226,230
	TOTAL NET ASSETS - 100.0%	$24,594,493

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Activities Related to Credit Intermediation - 2.2%
3,634	Euronet Worldwide, Inc.	$269,316
Animal Slaughtering and Processing - 1.9%
3,623	Tyson Foods, Inc.	241,509
Architectural and Structural Metals Manufacturing - 2.1%
7,666	BWXTechnologies, Inc.	257,271
Beverage Manufacturing - 5.6%
1,364	Coca-Cola Bottling Company Consolidated	217,913
1,677	Constellation Brands, Inc.	253,378
2,584	Dr Pepper Snapple Group, Inc.	231,061
		702,352
Computer Systems Design and Related Services - 4.0%
2,854	Henry Jack & Associates, Inc.	241,363
8,655	Sabre Corp.	250,302
		491,665
Converted Paper Product Manufacturing - 2.0%
1,804	Kimberly-Clark Corp.	242,656
Data Processing, Hosting, and Related Services - 2.1%
5,417	Total System Services, Inc.	257,741
Depository Credit Intermediation - 4.0%
5,242	Eagle Bancorp Inc Md	251,616
14,220	TFS Financial Corp.	247,001
		498,617
Footwear Manufacturing - 1.8%
7,299	Skechers U. S. A., Inc.	222,255
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.1%
2,327	Lancaster Colony Corp.	257,296
Health and Personal Care Stores - 3.9%
7,061	Diplomat Pharmacy, Inc.	193,471
1,467	Ulta Salon, Cosmetcs & Fragrance, Inc.	284,217
		477,688
Health Care Equipment & Supplies - 1.9%
2,690	Edwards Lifesciences Corp.	237,285
Insurance Carriers - 6.0%
4,279	Argo Group International Holdings, Ltd. (a)	245,572
3,324	Assurant, Inc.	256,447
3,752	RLI Corp.	250,859
		752,878
Manufacturing and Reproducing Magnetic and Optical Media - 2.0%
7,453	Activision Blizzard, Inc.	252,210

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
901	O’Reilly Automotive, Inc.	$246,568
Natural Gas Distribution - 2.0%
3,651	The Laclede Group, Inc.	247,355
Offices of Physicians - 2.1%
3,416	AmSurg Corp.	254,834
Other Amusement and Recreation Industries - 2.0%
3,861	Global Payments, Inc.	252,123
Other Chemical Product and Preparation Manufacturing - 1.9%
2,217	WD-40 Co.	239,458
Other Information Services - 6.1%
330	Alphabet, Inc.	251,757
2,228	Facebook, Inc.	254,215
2,856	VeriSign, Inc.	252,870
		758,842
Other Miscellaneous Manufacturing - 2.0%
3,163	Hasbro, Inc.	253,356
Pharmaceutical and Medicine Manufacturing - 5.8%
3,647	Anacor Pharmaceuticals, Inc.	194,932
2,131	China Biologic Products, Inc.	243,957
2,556	Ligand Pharmaceuticals, Inc.	273,722
		712,611
Pipeline Transportation of Natural Gas - 2.0%
3,482	WGL Holdings, Inc.	251,992
Restaurants and Other Eating Places - 2.0%
4,100	Starbucks Corp.	244,770
Scheduled Air Transportation - 3.9%
5,591	Hawaiian Holdings, Inc.	263,839
10,382	JetBlue Airways Corp.	219,268
		483,107
Scientific Research and Development Services - 1.9%
5,650	PRA Health Sciences, Inc.	241,594
Semiconductor and Other Electronic Component Manufacturing - 2.2%
7,553	NVIDIA Corp.	269,113
Services to Buildings and Dwellings - 1.9%
6,406	ServiceMaster Global Holdings, Inc.	241,378

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
Software Publishers - 8.2%
4,253	Blackbaud, Inc.	$267,471
3,724	Electronic Arts, Inc.	246,194
2,807	Ellie Mae, Inc.	254,427
1,961	Tyler Technologies, Inc.	252,204
		1,020,296
Specialty Retail - 1.9%
3,593	Foot Locker, Inc.	231,749
Spectator Sports - 2.5%
14,724	Boyd Gaming Corp.	304,198
Tobacco Manufacturing - 1.9%
4,730	Reynolds American, Inc.	237,966
Traveler Accommodation - 2.0%
1,862	Vail Resorts, Inc.	248,949
Water, Sewage and Other Systems - 2.0%
3,541	American Water Works Co., Inc.	244,081
Wireless Telecommunications Carriers (except Satellite) - 1.9%
6,280	T-Mobile US, Inc.	240,524
	TOTAL COMMON STOCKS
	(Cost $12,249,505)	$12,385,603
	TOTAL INVESTMENTS - 99.8%
	(Cost $12,249,505)	$12,385,603
	Other Assets in Excess of Liabilities - 0.2%	26,608
	TOTAL NET ASSETS - 100.0%	$12,412,211

Percentages are stated as a percent of net assets.

(a) Foreign issued security.

The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%
Australia - 6.2%
1,676	Blackmores Ltd.	$227,591
160,559	Evolution Mining Ltd.	187,076
73,316	Norther Star Resources Ltd.	192,767
		607,434
Denmark - 8.9%
1,705	Genmab A/S	236,281
1,595	Pandora A/S	208,859
4,882	SimCorp A/S	225,294
2,952	Vestas Wind Systems A/S	208,265
		878,699
Finland - 2.2%
5,484	Elisa Oyj	213,230
France - 6.7%
2,560	Thales SA	224,303
7,215	UbiSoft Entertainment SA	226,595
8,373	Veolia Environnement SA	201,700
		652,598
Germany - 11.0%
1,027	Grenkeleasing AG	218,416
2,889	Rheinmetall AG	230,841
4,134	SMA Solar Technolgy AG	216,059
3,333	Stroeer SE	209,543
6,095	Zalando SE	200,090
		1,074,949
Hong Kong - 2.1%
792,584	Fullshare Holdings Ltd.	199,235
Ireland - 2.0%
1,403	Paddy Power Betfai PLC	195,561
Israel - 2.1%
91,100	Bezeq Israeli Telecommmunication Corp. Ltd.	205,543
Italy - 4.9%
175,906	A2A S.p.A.	228,787
25,057	Davide Campari	250,482
		479,269

The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
Japan - 20.0%
9,900	Daiichi Sankyo Co., Ltd.	$220,129
3,400	Gmo Payment Gateway, Inc.	230,201
18,000	Lion Corp.	202,959
33,000	Nankai Electric Railway Co., Ltd.	179,155
4,500	Nihon M&A Center Inc.	261,895
5,500	ONO PHARMACEUTICAL CO., LTD.	232,862
900	RYOHIN KEIKAKU CO., LTD.	190,324
5,400	SCSK Corp.	211,116
3,900	SOHGO SECURITY SERVICES CO. LTD.	211,382
		1,940,023
New Zealand - 2.2%
47,575	Auckland International Airport Ltd.	211,443
Spain - 2.3%
11,227	Gamesa Corp. Tecnologica, S.A.	221,842
Sweden - 2.1%
3,456	Fingerprint Cards AB	200,976
Switzerland - 8.7%
331	dorma + kaba Holding AG	211,533
139	Galenica AG	209,031
1,338	Lonza Group AG	226,398
1,405	Ypsomed Holding AG	200,913
		847,875
United Kingdom - 17.6%
5,783	Bellway PLC	217,861
12,807	JD Sports Fashion PLC	207,116
9,935	Micro Focus International PLC	224,025
3,785	Rightmove PLC	228,918
19,747	RPC Group PLC	215,406
80,831	Taylor Wimpey PLC	220,925
4,428	The Berkeley Group Holdings PLC	204,655
7,939	WH Smith PLC	207,295
		1,726,201
	TOTAL COMMON STOCKS
	(Cost $9,001,575)	$9,654,878
	TOTAL INVESTMENTS - 99.0%
	(Cost $9,001,575)	$9,654,878
	Other Assets in Excess of Liabilities - 1.0%	100,699
	TOTAL NET ASSETS - 100.0%	$9,755,577

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES March 31, 2016 (Unaudited)

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Assets:
Investments, at fair value	$40,869,927	$24,368,263
Cash	51,418	37,746
Dividends and interest receivable	63,433	204,630
Total Assets	40,984,778	24,610,639
Liabilities:
Accrued investment advisory fees	27,086	16,146
Total Liabilities	27,086	16,146
Net Assets	$40,957,692	$24,594,493

Net Assets Consist of:
Capital Stock	$51,538,796	$27,217,233
Undistributed Net Investment Income	13,465	161,772
Undistributed (Accumulated) Net Realized Gain (Loss)	(7,191,148)	(2,894,273)
Net Unrealized Appreciation (Depreciation) on:
Investments	(3,403,421)	(621,056)
Foreign currency	—	730,817
Net assets	$40,957,692	$24,594,493

Calculation of Net Asset Value Per Share:
Net Assets	$40,957,692	$24,594,493
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,750,000	1,050,000

Net Asset Value, Redemption Price and Offering Price per Share	$23.40	$23.42

Cost of Investments	$44,273,348	$24,258,502

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Assets:
Investments, at fair value	$12,385,603	$9,654,878
Cash	24,168	86,945
Receivable for Fund shares sold	—	1,222,270
Investment securities sold	—	1,218,952
Dividends and interest receivable	10,165	14,217
Total Assets	12,419,936	12,197,262
Liabilities:
Payable for investments purchased	—	2,436,197
Accrued investment advisory fees	7,725	5,488
Total Liabilities	7,725	2,441,685
Net Assets	$12,412,211	$9,755,577

Net Assets Consist of:
Capital Stock	$12,908,955	$9,429,635
Undistributed Net Investment Income	930	11,910
Undistributed (Accumulated) Net Realized Gain (Loss)	(633,772)	(339,271)
Net Unrealized Appreciation (Depreciation) on:
Investments	136,098	393,869
Foreign currency	—	259,434
Net assets	$12,412,211	$9,755,577

Calculation of Net Asset Value Per Share:
Net Assets	$12,412,211	$9,755,577
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	550,000	400,000

Net Asset Value, Redemption Price and Offering Price per Share	$22.57	$24.39

Cost of Investments	$12,249,505	$9,001,575

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2016 (Unaudited)

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF

Investment Income:
Dividend income (net of foreign withholding tax of $264 and $39,822, respectively)	$534,225	$293,215
Total investment income	534,225	293,215

Expenses:
Management Fee	170,034	79,631
Total expenses	170,034	79,631

Net Investment Income	364,191	213,584

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(1,954,447)	(2,295,499)
In-kind redemptions	(400,768)	10,762
Foreign currency	—	(879)
	(2,355,215)	(2,285,616)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,355,273	2,127,729
Foreign currency	—	680,899
	2,355,273	2,808,628
Net realized and unrealized gain (loss) on investments	58	523,012
Net increase (decrease) in net assets resulting from operations	$364,249	$736,596

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2016 (Unaudited)

	MomentumShares U.S. Quantitative Momentum ETF (1)	MomentumShares International Quantitative Momentum ETF (2)
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $2,377, respectively)	$28,392	$25,744
Total investment income	28,392	25,744

Expenses:
Management Fee	25,184	13,489
Total expenses	25,184	13,489

Net Investment Income	3,208	12,255

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(856,558)	(357,632)
In-kind redemptions	222,786	—
Foreign currency	—	18,361
	(633,772)	(339,271)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	136,098	393,869
Foreign currency	—	259,434
	136,098	653,303
Net realized and unrealized gain (loss) on investments	(497,674)	314,032
Net increase (decrease) in net assets resulting from operations	$(494,466)	$326,287

(1)	Fund commenced operations on December 2, 2015. The information presented is from December 2, 2015 to March 31, 2016

(2)	Fund commenced operations on December 23, 2015. The information presented is from December 23, 2015 to March 31, 2016

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Period Ended March 31, 2016	October 22, 2014 through September 30, 2015	Period Ended March 31, 2016	December 17, 2014 through September 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$364,191	$420,535	$213,584	$305,773
Net realized gain (loss) on investments	(2,355,215)	(1,489,487)	(2,285,616)	40,541
Change in net unrealized appreciation (depreciation) on investments	2,355,273	(5,758,694)	2,808,628	(2,698,867)
Net increase (decrease) in net assets resulting from operations	364,249	(6,827,646)	736,596	(2,352,553)

Distributions to Shareholders:
Net investment income	(352,882)	(418,331)	(99,608)	(240,872)
Total distributions to shareholders	(352,882)	(418,331)	(99,608)	(240,872)

Capital Share Transactions:
Proceeds from shares sold	20,141,131	108,570,775	8,759,140	30,161,310
Payments for shares redeemed	(26,537,625)	(53,981,979)	(3,330,840)	(9,038,680)
Total increase (decrease) in net assets from net change in capital share transactions	(6,396,494)	54,588,796	5,428,300	21,122,630
Total increase in net assets	(6,385,127)	47,342,819	6,065,288	18,529,205
Net Assets:
Beginning of period	47,342,819	—	18,529,205	—
End of period	$40,957,692	$47,342,819	$24,594,493	$18,529,205
Undistributed Net Investment Income (Loss), End of Period	$13,465	$2,156	$161,772	$47,796

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,050,000	—	800,000	—
Shares sold	900,000	4,104,000	400,000	1,150,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,200,000)	(2,054,000)	(150,000)	(350,000)
Shares outstanding, end of period	1,750,000	2,050,000	1,050,000	800,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF

	December 2, 2015 through March 31, 2016	December 23, 2015 through March 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,208	$12,255
Net realized gain (loss) on investments	(633,772)	(339,271)
Change in net unrealized appreciation (depreciation) on investments	136,098	653,303
Net increase (decrease) in net assets resulting from operations	(494,466)	326,287

Distributions to Shareholders:
Net investment income	(2,278)	(345)
Total distributions to shareholders	(2,278)	(345)

Capital Share Transactions:
Proceeds from shares sold	17,288,195	9,429,635
Payments for shares redeemed	(4,379,240)	—
Total increase (decrease) in net assets from net change in capital share transactions	12,908,955	9,429,635
Total increase in net assets	12,412,211	9,755,577
Net Assets:
Beginning of period	—	—
End of period	$12,412,211	$9,755,577

Undistributed Net Investment Income (Loss), End of Period	$930	$11,910

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	750,000	400,000
Shares reinvested	—	—
Shares repurchased	(200,000)	—
Shares outstanding, end of period	550,000	400,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED MARCH 31, 2016

											Ratios to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[4]
ValueShares U.S. Quantitative Value ETF

For the six Months Ended March 31, 2016 (Unaudited)	$23.09	$0.19	$0.31	$0.50	$(0.19)	$—	$(0.19)	$23.40	2.19%	$40,958	0.79%	1.69%	21%

October 22, 2014[5] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	1.17%	69%
ValueShares International Quantitative Value ETF

For the six Months Ended March 31, 2016 (Unaudited)	23.16	0.25	0.13	$0.38	$(0.12)	$—	$(0.12)	$23.42	1.65%	$24,594	0.79%	2.12%	68%

December 17, 2014[5] to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	2.67%	33%
MomentumShares U.S. Quantitative Momentum ETF

December 2, 2015[5] to March 31, 2016	$25.00	$0.01	$(2.44)	$(2.43)	$(0.00)[6]	$—	$(0.00)	$22.57	(9.71%)	$12,412	0.79%	0.10%	66%
MomentumShares International Quantitative Momentum ETF

December 23, 2015[5] to March 31, 2016	$25.00	$0.04	$(0.65)	$(0.61)	$(0.00)[6]	$—	$(0.00)	$24.39	(2.43%)	$9,756	0.79%	0.72%	82%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[5]	Commencement of operations.
[6]	Distributions less than $0.01 per share

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (individually the “Fund” or collectively the “Funds”) are a series of Alpha Architect ETF Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund qualifies as an Investment Company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The investment objectives of the ValueShares ETFs are to seek long-term capital appreciation by investing in securities that Empowered Funds, LLC (the “Adviser”) believes, based on quantitative analysis, are undervalued at the time of purchase. ValueShares U.S. Quantitative Value ETF commenced operations on October 22, 2014 and ValueShares International Quantitative Value ETF commenced operations on December, 17, 2014. The investment objectives of the MomentumShares ETFs are to seek long-term capital appreciation by investing in securities that the Adviser believes, based on quantitative analysis, have positive momentum. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities. MomentumShares U.S. Quantitative Momentum ETF commenced operations on December 2, 2015 and MomentumShares International Quantitative Momentum ETF commenced operations on December 23, 2015.

Shares of the Funds are listed and traded on BATS Global Markets, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Securities for which quotations are not readily available are valued by a committee established by the Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2016, the Funds did not hold any fair valued securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

ValueShares U.S. Quantitative Value ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,869,927	$—	$—	$40,869,927
Total Investments in Securities	$40,869,927	$—	$—	$40,869,927

ValueShares International Quantitative Value
ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,368,263	$—	$—	$24,368,263
Total Investments in Securities	$24,368,263	$—	$—	$24,368,263

MomentumShares U.S. Quantitative
Momentum ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,385,603	$—	$—	$12,385,603
Total Investments in Securities	$12,385,603	$—	$—	$12,385,603

MomentumShares International Quantitative
Momentum ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,654,878	$—	$—	$9,654,878
Total Investments in Securities	$9,654,878	$—	$—	$9,654,878

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended March 31, 2016, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 2 or Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2015, the Funds did not incur any interest of penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal periods ended September 30, 2015, the following table shows the reclassifications made:

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid in
	(Loss)	Gain (Loss)	Capital

ValueShares U.S. Quantitative Value ETF	$(48)	$(3,346,446)	$3,346,494
ValueShares International Quantitative Value ETF	(17,105)	(649,198)	666,303

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to March 31, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee. The table below

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ValueShares U.S. Quantitative Value ETF	0.79%
ValueShares International Quantitative Value ETF	0.79%
MomentumShares U.S. Quantitative Momentum ETF	0.79%
MomentumShares International Quantitative Momentum ETF	0.79%

Prior to January 1, 2015, ValueShares International Quantitative Value ETF paid the Adviser 0.99% at an annual rate based on the Fund’s average daily net assets.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2016, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$20,529,457	$9,366,409
ValueShares International Quantitative Value ETF	12,358,860	10,240,509
MomentumShares U.S. Quantitative Momentum ETF	6,953,124	5,847,524
MomentumShares International Quantitative Momentum ETF	4,452,124	4,514,293

For the fiscal period ended March 31, 2016, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$8,886,511	$26,436,195
ValueShares International Quantitative Value ETF	6,618,515	3,280,236
MomentumShares U.S. Quantitative Momentum ETF	16,138,655	4,360,978
MomentumShares International Quantitative Momentum ETF	9,390,513	—

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2015 were as follows:

		ValueShares
	ValueShares U.S	International
	Quantitative	Quantitative
	Value ETF	Value ETF

Tax cost of investments	$53,025,766	$21,096,725
Gross tax unrealized appreciation	791,244	294,125
Gross tax unrealized depreciation	(6,559,137)	(2,993,822)
Net tax unrealized appreciation	(5,767,893)	(2,699,697)
Undistributed ordinary income	2,156	47,796
Undistributed long-term gain	—	—
Total distributable earnings	2,156	47,796
Other accumulated gain (loss)	(4,826,734)	(607,827)
Total accumulated gain (loss)	$(10,592,471)	$(3,259,728)

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited) (Continued)

MomentumShares U.S. Quantitative Momentum ETF commenced operations on December 2, 2015 and MomentumShares International Quantitative Momentum ETF commenced operations on December 23, 2015; therefore, there is no tax information available as of September 30, 2015.

At September 30, 2015, the Funds had the following capital loss carryforwards:

	Amount	Expires
ValueShares U.S. Quantitative Value ETF	$4,826,734	Indefinite
ValueShares International Quantitative Value ETF	607,827	Indefinite

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal periods ended March 31, 2016 and September 30, 2015 were as follows:

	Period Ended
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015

	Ordinary Income	Ordinary Income
ValueShares U.S. Quantitative Value ETF	$352,882	$418,331
ValueShares International Quantitative Value ETF	99,608	240,872
MomentumShares U.S. Quantitative Momentum ETF	2,278	—
MomentumShares International Quantitative Momentum ETF	345	—

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Period Ended September 30, 2015		Period Ended September 30, 2015
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Period Ended March 31, 2016		Period Ended March 31, 2016
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	16	12.80%
0.75% to 0.999%	2	1.60%	8	6.40%
0.50% to 0.749%	4	3.20%	4	3.20%
0.25% to 0.499%	5	4.00%	16	12.80%
0.00% to 0.249%	45	36.00%	18	14.40%
-0.001% to -0.249%	49	39.20%	14	11.20%
-0.25% to -0.499%	9	7.20%	14	11.20%
-0.50% to -0.749%	5	4.00%	16	12.80%
-0.75% to -0.999%	4	3.20%	8	6.40%
-1.00% or more	2	1.60%	11	8.80%
	125	100.00%	125	100.00%

	MomentumShares U.S. Quantitative Momentum ETF		MomentumShares International Quantitative Momentum ETF
	Period Ended March 31, 2016		Period Ended March 31, 2016
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	6	7.23%	14	20.59%
0.75% to 0.999%	1	1.20%	7	10.29%
0.50% to 0.749%	8	9.64%	4	5.88%
0.25% to 0.499%	6	7.23%	9	13.24%
0.00% to 0.249%	19	22.89%	9	13.24%
-0.001% to -0.249%	11	13.25%	8	11.76%
-0.25% to -0.499%	13	15.66%	4	5.88%
-0.50% to -0.749%	2	2.41%	1	1.47%
-0.75% to -0.999%	4	4.82%	2	2.94%
-1.00% or more	13	15.66%	10	14.71%
	83	100.00%	68	100.00%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
March 31, 2016 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2015 to March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016

ValueShares U.S. Quantitative Value ETF*
Actual	0.79%	$1,000.00	$1,021.90	$3.99
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99
ValueShares International Value ETF*
Actual	0.79%	$1,000.00	$1,016.50	$3.98
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99
MomentumShares US Quantitative Momentum ETF [1]
Actual	0.79%	$1,000.00	$902.90	$2.48
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,013.92	2.63
MomentumShares International Quantitative Momentum ETF [2]
Actual	0.79%	$1,000.00	$975.70	$2.13
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,009.71	2.17

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.
1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from December 2, 2015 (commencement of operations) to March 31, 2016, multiplied by 121/366, to reflect the period since inception.
2 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from December 23, 2015 (commencement of operations) to March 31, 2016, multiplied by 100/366, to reflect the period since inception.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2015 was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	0.00%

Alpha Architect ETF Trust

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2015. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
ValueShares International Quantitative Value ETF	$41,012	$0.0513	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015.	CCO / COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 –present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	4	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	4	None
Tom Scott Born: 1966 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Founder, The Nantucket Project (2011 - present); Founder and CEO, Plum TV (2004 - 2012); Co- founder and CEO, Nantucket Nectars (1989 - 2002).	4	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BOARD REVIEWAND APPROVALOF ADVISORY CONTRACT
(Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on February 12, 2016 to consider the approval of the Advisory Agreement between the Trust, on behalf of ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

Performance. The Board considered the relative performance information for each of the ValueShares ETFs. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the ValueShares ETFs. The Board noted that the MomentumShares ETFs had recently commenced operations and had no significant investment performance established.

ValueShares ETFs: The Board considered the Adviser’s explanation for the appropriate peer group of the ValueShares ETFs as actively-managed funds with concentrated holdings in cheap high-quality stocks. Given the narrow focus of the ETFs and small number of peers in that space, the Adviser expanded the peer group to include mutual funds with similar objectives. The Board noted that because they are actively-managed, the ValueShares ETFs do not track an index; however, the ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF are benchmarked against the S&P 500 Value Index and MSCI EAFE Value Index, respectively, as shown in the Trust’s prospectus.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to other exchange-traded funds. The Board noted that the Adviser did not yet manage any comparable funds and that there were few actively-managed ETFs using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable funds.

Costs and Profitability. The Board further considered information regarding the estimated profits to be realized by the Adviser in connection with providing services to the Funds. The Board recognized that, due to the Funds being recently launched, it was difficult to estimate how profitable the Funds would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was premature – as the Funds were recently launched – to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
 Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
 Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
 Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Baker Tilly Virchow Krause, LLP
777 E. Wisconsin Avenue, 32nd Floor
Milwaukee, Wisconsin 53202

Legal Counsel
Pellegrino, LLC
4 East Cherry Street
 Wenonah, N.J. 08090

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
 CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
 CUSIP – 02072L201

MomentumShares U.S. Quantitative Momentum ETF
Symbol – QMOM
 CUSIP – 02072L409

MomentumShares International Quantitative Momentum ETF
Symbol – IMOM
 CUSIP – 02072L300

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Alpha Architect ETF Trust

By (Signature and Title  /s/  Wesley Gray
                                                           Wesley Gray, President, Principal Executive Officer

Date    May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Wesley Gray
                                              Wesley Gray, President, Principal Executive Officer

Date    May 31, 2016

By (Signature and Title)*  /s/ John R. Vogel
                                              John R. Vogel, Chief Financial Officer and Treasurer

Date    May 31, 2016

* Print the name and title of each signing officer under his or her signature.